UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06404

American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/07

Date of reporting period: 11/30/06

Schedule of INVESTMENTS November 30, 2006 (unaudited)

American Strategic Income Portfolio

Description of Security	Date Acquired	Par Value/Shares	Cost	Value (a)
(Percentages of each investment category relate to net assets)

U.S. Government Agency Mortgage-Backed Securities - 12.6%
Fixed Rate - 12.6%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 (b)		$788,460	$810,429	$794,189
9.00%, 7/1/30, #C40149		143,889	147,497	156,259
Federal National Mortgage Association,
6.00%, 10/1/16, #610761 (b)		433,509	440,923	441,754
5.00%, 7/1/18, #724954 (b)		1,769,614	1,767,383	1,757,423
6.50%, 6/1/29, #252497 (b)		200,877	199,596	206,470
7.50%, 3/1/30, #495694		230,880	227,335	238,708
7.50%, 5/1/30, #535289 (b)		41,483	40,166	43,273
8.00%, 5/1/30, #538266 (b)		11,859	11,718	12,531
6.00%, 5/1/31, #535909 (b)		386,968	389,037	392,543
6.50%, 11/1/31, #613339 (b)		192,709	196,733	197,806
5.50%, 7/1/33, #720735 (b)		2,332,530	2,306,157	2,329,114
Total U.S. Government Agency Mortgage-Backed Securities			6,536,974	6,570,070

Whole Loans and Participation Mortgages (c) (d) - 92.8%
Commercial Loans - 47.8%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11	11/29/00	1,517,737	1,517,737	1,549,171
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	01/01/05	874,992	874,992	901,242
Dependable Mini-Storage I, Plano, TX, 6.64%, 7/1/11 (e)	06/27/06	2,800,000	2,800,000	2,912,000
Dependable Mini-Storage II, Plano, TX, 11.88%, 7/1/07 (e)	06/27/06	300,000	300,000	312,000
Dixie Highway, Pompano Beach, FL, 6.93%, 9/1/11	08/31/04	823,634	823,634	864,815
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12 (b)	09/09/02	1,689,806	1,689,806	1,549,087
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 (b)	05/11/04	2,023,388	2,023,388	2,124,557
Metro Center, Albuquerque, NM, 5.20%, 5/1/09 (b)	04/07/04	2,519,557	2,519,557	2,502,176
Metro Center II, Albuquerque, NM, 7.88%, 5/1/09	03/20/06	149,009	149,009	140,304
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11	02/28/06	1,616,674	1,616,674	1,665,174
Murphy Industrial Building, Irvine, CA, 8.70%, 10/1/07 (b) (e) (f)	09/29/04	1,450,000	1,450,000	1,426,213
Orchard Commons, Englewood, CO, 8.75%, 4/1/11	03/28/01	978,904	978,904	973,077
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 (e)	12/23/05	1,400,000	1,400,000	1,437,122
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 (e)	08/03/06	1,900,000	1,900,000	1,995,000
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11	01/06/03	1,544,048	1,544,048	1,080,833
Stephens Center, Missoula, MT, 6.38%, 9/1/10	08/21/03	1,887,941	1,887,941	1,943,522
Voit Office Building, Orange, CA, 7.38%, 9/1/08	08/17/01	1,475,599	1,475,599	1,505,111
			24,951,289	24,881,404
Multifamily Loans - 43.3%
135 West Palace Avenue, Santa Fe, New Mexico 6.68%, 11/1/11 (e)	10/02/06	1,900,000	1,900,000	1,976,000
712 S. Westlake Apartments, Los Angeles, CA, 8.20%, 7/1/07 (e) (f)	06/03/05	1,800,000	1,800,000	1,564,245
Applewood Manor, Duluth, MN, 8.63%, 1/1/08	12/23/93	598,309	595,318	610,276
Cascade Village, Cascade Township, MI, 5.25%, 12/1/09 (b)	11/23/04	1,581,039	1,581,039	1,565,996
Forest Club Apartments, Dallas, TX, 11.88%, 5/1/08 (e)	04/19/06	1,720,000	1,720,000	1,681,044
Franklin Woods Apartments, Franklin, NH, 6.00%, 3/1/10	02/24/95	893,697	907,859	895,417
Hunt Club Apartments, Waco, TX, 5.68%, 7/1/11 (b)	06/03/04	1,204,093	1,204,093	1,217,195
Ironwood Apartments, Tucson, AZ, 8.82%, 4/1/08 (e) (f)	03/31/06	2,975,000	2,975,000	2,975,000
Park Hollywood, Portland, OR, 7.38%, 6/1/12	05/31/02	1,128,179	1,128,179	1,184,588
Spring Creek Gardens, Plano, TX, 8.45%, 1/1/09 (e) (f)	12/22/05	2,050,000	2,050,000	2,050,000
Steel Lake Apartments, Federal Way, WA, 7.97%, 6/1/08 (e) (f)	05/31/05	3,985,000	3,985,000	3,743,330
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09	09/29/99	1,110,716	1,110,716	1,144,037
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 8.70%, 3/1/07 (b) (e) (f)	02/21/03	844,444	844,444	844,444
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 9.88%, 3/1/07 (e)	02/21/03	155,556	155,556	141,522
Woodland Garden Apartments, Arlington, WA, 7.38%, 9/1/08	08/26/98	958,580	958,580	972,031
			22,915,784	22,565,125
Single Family Loans - 1.7%
Aegis II, 2 loans, midwestern United States, 9.66%, 1/28/14	12/28/95	19,567	17,928	19,178
American Portfolio, 1 loan, California, 4.88%, 10/18/15	07/18/95	23,584	22,465	22,934
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	06/14/96	89,762	90,342	85,637
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	03/01/04	38,476	37,763	37,759
Bluebonnet Savings and Loan, 7 loans, Texas, 6.66%, 8/31/10	05/22/92	162,782	149,137	158,328
Bluebonnet Savings and Loan II, 1 loan, Texas, 11.50%, 8/31/10	05/22/92	4,072	3,990	3,817
CLSI Allison Wiliams, 2 loans, Texas, 9.38%, 8/1/17	02/28/92	13,200	12,140	13,017
Cross Roads Savings and Loan, 1 loan, Oklahoma, 6.25%, 1/1/21	01/07/92	37,530	35,492	37,899
Cross Roads Savings and Loan II, 3 loans, Oklahoma, 8.34%, 1/1/21	01/07/92	23,627	22,220	22,422
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	05/21/92	21,185	17,981	19,613
First Boston Mortgage Pool, 5 loans, United States, 9.04%, 11/5/07	06/23/92	37,916	30,989	38,681
Knutson Mortgage Portfolio I, 2 loans, midwestern United States, 9.37%, 8/1/17	02/26/92	151,044	144,130	155,575
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	09/09/92	46,380	44,061	47,772
Nomura III, 4 loans, midwestern United States, 8.20%, 4/29/17	09/29/95	114,281	103,304	112,229
Rand Mortgage Corporation, 2 loans, Texas, 9.50%, 8/1/17	07/01/02	63,508	52,100	65,413
Salomon II, 1 loan, midwestern United States, 9.34%, 11/23/14	12/23/94	36,701	31,946	37,802
Valley Bank of Commerce, 2 loans, New Mexico, 9.01%, 8/31/10	05/07/92	709	603	691
			816,591	878,767

Total Whole Loans and Participation Mortgages			48,683,664	48,325,296

Preferred Stocks- 17.0%
Real Estate Investment Trusts - 17.0%
AMB Property, Series L (b)	14,500	$359,755	$362,355
AMB Property, Series M (b)	5,600	139,850	140,840
BRE Properties, Series B (b)	20,500	539,150	529,105
BRE Properties, Series C (b)	400	10,216	9,992
BRE Properties, Series D (b)	400	10,180	10,100
Developers Diversified Realty, Series E	13,000	338,650	326,950
Developers Diversified Realty, Series H	4,750	122,822	121,743
Developers Diversified Realty, Series I	3,800	100,450	98,382
Duke Realty Corp., Series J (b)	2,100	52,246	52,563
Duke Realty Corp., Series K (b)	6,200	152,826	155,496
Duke Realty Corp., Series L (b)	12,000	302,160	304,560
Duke Realty Corp., Series M (b)	2,000	50,000	51,940
Equity Office Properties Trust, Series G (b)	20,500	553,847	513,320
Equity Residential Properties, Series D (b)	1,600	42,553	41,536
Equity Residential Properties, Series N (b)	20,100	500,946	508,329
First Industrial Realty Trust (b)	23,450	594,458	605,948
Health Care Properties, Series E (b)	10,500	274,759	275,625
Health Care Properties, Series F (b)	15,150	390,230	391,022
HRPT Properties Trust, Series B (b)	14,000	364,477	358,820
Kimco Realty, Series F (b)	19,400	500,619	492,760
New Plan Excel Realty Trust, Series E (b)	4,000	102,624	102,680
Post Properties, Inc., Series B	17,800	468,112	454,078
Prologis Trust, Series F (b)	6,700	167,835	170,850
Prologis Trust, Series G (b)	13,200	330,984	338,712
PS Business Park, Series F	10,500	276,103	268,800
Public Storage, Series A (b)	6,000	144,291	148,020
Public Storage, Series X (b)	3,000	74,330	75,600
Public Storage, Series Z (b)	11,500	282,309	283,475
Realty Income Corp., Series D (b)	20,500	546,185	541,405
Regency Centers Corp., Series D (b)	20,500	543,955	520,085
Vornado Realty Trust, Series E (b)	4,800	121,338	124,800
Vornado Realty Trust, Series F (b)	7,800	199,340	197,106
Vornado Realty Trust, Series G (b)	8,000	200,400	200,320
Vornado Realty Trust, Series I (b)	2,000	46,500	49,900
Total Preferred Stocks		8,904,500	8,827,217

Total Investments in Unaffiliated Securities		64,125,138	63,722,583

Short-Term Investment (g) - 5.5%
First American Prime Obligations Fund	2,862,752	2,862,752	2,862,752
Total Short-Term Investment		2,862,752	2,862,752

Total Investments in Securities (h) - 127.9%		$66,987,890	66,585,335
Other Assets and Liabilities, Net - (27.9)%			(14,512,458)
Total Net Assets - 100.00%			$52,072,877

Notes to Schedule of Investments:

(a)
Security valuations for the fund’s investments (other than whole loans, participation mortgages, and mortgage servicing rights) are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investments; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed at least once a week and at the end of each month.

The fund's investments in whole loans (single family, multifamily, and commercial), participation mortgages, and mortgage servicing rights are generally not traded in any organized market and, therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted using a FAF Advisors, Inc. (“FAF Advisors”) pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgages servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, the projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the fund and third parties.

In accordance with the valuation procedures adopted by the fund's board of directors, real estate acquired through foreclosure, if any, is valued at estimated market value, as determined by independent third party appraisals, less estimated selling costs.  As material capital improvements are made to the property, new market value appraisals are obtained.

As of November 30, 2006, the fund held fair valued securities with a value of $48,325,296 or 92.8% of net assets.

(b)	On November 30, 2006, securities valued at $24,962,035 were pledged as collateral for the following outstanding reverse repurchase agreements:

	Amount	Acquisition Date	Rate*	Due	Accrued Interest	Name of Broker and Description of Collateral
	$ 5,948,270	11/10/06	5.35%	12/18/06	$24,751	(1)
	5,000,000	11/1/06	6.20%	12/1/06	25,813	(2)
	3,700,000	11/10/06	6.02%	12/11/06	19,180	(3)
	$14,648,270				$69,744

*	Interest rate as of November 30, 2006. Rate is based on the London InterBank Offered Rate (LIBOR) plus a spread and reset monthly.

Name of broker and description of collateral:
(1)	Morgan Stanley:
	Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $788,460 par
	Federal National Mortgage Association, 6.00%, 10/1/16, $433,509 par
	Federal National Mortgage Association, 5.00%, 7/1/18, $1,769,614 par
	Federal National Mortgage Association, 6.50%, 6/1/29, $200,877 par
	Federal National Mortgage Association, 7.50%, 5/1/30, $41,483 par
	Federal National Mortgage Association, 8.00%, 5/1/30, $11,859 par
	Federal National Mortgage Association, 6.00%, 5/1/31, $386,968 par
	Federal National Mortgage Association, 6.50%, 11/1/31, $192,709 par
	Federal National Mortgage Association, 5.50%, 7/1/33, $2,332,530 par

(2)	Morgan Stanley:
	Cascade Village, 5.25%, 12/1/09, $1,581,039 par
	Hampden Medical Office, 7.38%, 10/1/12, $1,689,806 par
	Hunt Club Apartments, 5.68%, 7/1/11, $1,204,093 par
	Integrity Plaza Shopping Center, 7.88%, 7/1/12, $2,023,388 par
	Metro Center, 5.20%, 5/1/09, $2,519,557 par
	Murphy Industrial Building, 8.70%, 10/1/07, $1,450,000 par
	Villa Bonita, Chez Royalle, Fitzhugh Apartments I, 8.70%, 3/1/07, $844,444 par

(3)	Dresdner Bank:
	AMB Property, Series L, 14,500 shares
	AMB Property, Series M, 5,600 shares
	BRE Properties, Series B, 20,500 shares
	BRE Properties, Series C, 400 shares
	BRE Properties, Series D, 400 shares
	Duke Realty Corp., Series J, 2,100 shares
	Duke Realty Corp., Series K, 6,200 shares
	Duke Realty Corp., Series L, 12,000 shares
	Duke Realty Corp., Series M, 2,000 shares
	Equity Office Properties Trust, Series G, 20,500 shares
	Equity Residential Properties, Series D, 1,600 shares
	Equity Residential Properties, Series N, 20,100 shares
	First Industrial Realty Trust, 23,450 shares
	Health Care Properties, Series E, 10,500 shares
	Health Care Properties, Series F, 15,150 shares
	HRPT Properties Trust, Series B, 14,000 shares
	Kimco Realty, Series F, 19,400 shares
	New Plan Excel Realty Trust, Series E, 4,000 shares
	Prologis Trust, Series F, 6,700 shares
	Prologis Trust, Series G, 13,200 shares
	Public Storage, Series A, 6,000 shares
	Public Storage, Series X, 3,000 shares
	Public Storage, Series Z, 11,500 shares
	Realty Income Corp., Series D, 20,500 shares
	Regency Centers Corp., Series D, 20,500 shares
	Vornado Realty Trust, Series E, 4,800 shares
	Vornado Realty Trust, Series F, 7,800 shares
	Vornado Realty Trust, Series G, 8,000 shares
	Vornado Realty Trust, Series I, 2,000 shares

The fund has entered into a lending commitment with Morgan Stanley. The agreement permits the fund to enter into reverse repurchase agreements up to $10,000,000 using whole loans as collateral. The fund pays a fee of 0.15% to Morgan Stanley on any unused portion of the $10,000,000 lending commitment.

The fund has entered into a lending commitment with Dresdner Bank. The agreement permits the fund to enter into reverse repurchase agreements up to $5,000,000 using preferred stock as collateral. The fund pays a fee of 0.25% to Dresdner Bank on any unused portion of the $5,000,000 lending commitment.

(c)
Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on November 30, 2006. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of November 30, 2006.

(d)
Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See note (a) above.

(e)
Interest only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance of the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of November 30, 2006.

(f)	Variable Rate Security - The rate shown is the net coupon rate as of November 30, 2006.

(g)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as the advisor for the fund.

(h)
On November 30, 2006, the cost of investments in securities was $66,987,890. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost, were as follows:

		Gross unrealized appreciation			$978,616
		Gross unrealized depreciation			(1,381,171)
		Net unrealized depreciation			$(402,555)

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:
/s/ Charles D. Gariboldi, Jr
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007